BUSINESS COMBINATIONS - Acquisition of Wowo (Details) ¥ in Thousands, $ in Thousands							12 Months Ended
	Mar. 14, 2018 USD ($)	Mar. 14, 2018 CNY (¥)	Aug. 14, 2017 USD ($)	Aug. 14, 2017 CNY (¥)	May 04, 2017 USD ($)	May 04, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	May 04, 2017 CNY (¥)
BUSINESS COMBINATIONS
Non-controlling interests									$ 297	¥ 2,043	¥ 678
Goodwill									$ 68,224	¥ 469,076	448,584
Pro forma information
Revenue - Pro forma								¥ 20,167,825
Net loss - Pro forma								(1,228,161)
Revenue - As reported							$ 3,072,339	19,989,562
Net loss - As reported							(188,749)	¥ (1,228,060)
Wowo and YDS
BUSINESS COMBINATIONS
Total purchase consideration					$ 32,027	¥ 208,377
Cash consideration					32,027							¥ 208,377
Cash					421							2,737
Inventories					8,146							53,003
Other current assets					24,933							162,220
Other non-current assets					4,368							28,419
Short-term bank loans					(538)							(3,500)
Other current liabilities					(23,498)							(152,882)
Other non-current liabilities					(8,839)							(57,509)
Deferred tax liabilities					(4,651)							(30,264)
Non controlling interests					(14,082)							(91,623)
Goodwill					$ 27,846							¥ 181,176
Wowo
BUSINESS COMBINATIONS
Equity interest acquired (in percent)					62.50%							62.50%
Total purchase consideration			$ 13,952	¥ 90,778
YDS
BUSINESS COMBINATIONS
Equity interest acquired (in percent)					79.17%							79.17%
Total purchase consideration	$ 123	¥ 845
Non-controlling interests							$ 104				¥ 678
Brand name | Wowo and YDS
BUSINESS COMBINATIONS
Intangible assets					$ 17,921							¥ 116,600
Brand name | Wowo
BUSINESS COMBINATIONS
Estimated remaining useful life					20 years	20 years